ACQUISITION OF OREGON ENERGY	3 Months Ended
Feb. 28, 2026
ACQUISITION OF OREGON ENERGY
ACQUISITION OF OREGON ENERGY

5.ACQUISITION OF OREGON ENERGY

Concurrently with the de-SPAC transaction (Note 4), the Company, through its subsidiary Eagle Energy, completed the acquisition of Oregon Energy from Aurora Energy, pursuant to the terms of a property option agreement (the “Aurora Option Agreement”) with Aurora Energy originally entered into on November 18, 2024, as amended on November 26, 2025 and February 24, 2026. As consideration for the acquisition, the Company issued 1,710,991 shares of its common stock to Aurora Energy at a fair value of $6.99 per share, resulting in total share consideration of $11,959,827. The Company also made cash payments totaling $1,219,545 to Aurora Energy pursuant to the terms of the Aurora Option Agreement prior to closing, which were previously capitalized as mineral rights (Note 9). Upon completion, the Company acquired 100% membership interest in Oregon Energy.

Under the terms of the Aurora Option Agreement, Aurora Energy retained a 1.0% net smelter return (“NSR”) royalty on the mineral rights, which constitutes a perpetual interest in the underlying assets. Certain contingent and deferred consideration obligations (including resource-based and pre-feasibility milestone payments) remain outstanding and will be recognized when probable.

The acquisition was accounted for as an asset acquisition under ASC 805, as Oregon Energy did not qualify as a business according to the definition of ASC 805. The purchase price was allocated to the identifiable assets acquired and liabilities assumed based on their estimated fair value as of the acquisition date. The Company utilized a market approach, based on observed and implied valuation multiples of public companies, to assess the components of its purchase price allocation. The allocation of the purchase price is summarized below:

Number of common shares issued for acquisition of Oregon Energy	1,710,991
Fair value per share	$6.99
Share consideration	$11,959,827
Cash consideration from prior option payments (Note 9)	1,219,545
Total consideration	$13,179,372

Net assets assumed by the Company:
Cash	$302
Prepaids and deposits	42,604
Restricted cash	140,960
Property, plant and equipment	242,012
Accounts payable and accrued liabilities	(2,231)
Mineral rights	12,755,725
Net assets (liabilities)	$13,179,372

The acquisition also included contingent considerations payable upon the achievement of certain post-closing milestones related to future measured and/or indicated mineral resources and the completion of a positive pre-feasibility study (Note 9). Such contingent considerations were not included in the purchase consideration recognized on the closing date of the asset acquisition, as the related milestones are dependent on future events with uncertain outcomes and were not considered probable as of the closing date.